Trade and other receivables - Schedule of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Current
Trade receivables	£ 1,375		£ 1,732	£ 1,741
Prepayments	607		698	1,103
Accrued income	57		34	777
Deferred contract costs	422		417	0
Other receivables	243		341	393
Trade and other receivable current	2,704	£ 3,172	3,222	4,014
Non-current
Other assets	222		173	317
Deferred contract costs	259		272	0
Trade and other receivables	£ 481		£ 445	£ 317